Background, Organization, and Summary of Significant Accounting Policies - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 1,781,332
Goodwill, ending balance	787,250	$ 1,781,332
Natural Gas Distribution
Goodwill [Roll Forward]
Goodwill, beginning balance	10,095	10,095
Foreign currency translation adjustment	0	0
Goodwill, ending balance	11,155	10,095
Natural Gas Distribution | Riggs Distler
Goodwill [Roll Forward]
Goodwill from acquisition		0
Measurement period adjustments	0
Natural Gas Distribution | Graham County
Goodwill [Roll Forward]
Goodwill from acquisition	1,060
Utility Infrastructure Services
Goodwill [Roll Forward]
Goodwill, beginning balance	785,058	335,089
Foreign currency translation adjustment	(7,039)	468
Goodwill, ending balance	776,095	785,058
Utility Infrastructure Services | Riggs Distler
Goodwill [Roll Forward]
Goodwill from acquisition		449,501
Measurement period adjustments	(1,924)
Utility Infrastructure Services | Graham County
Goodwill [Roll Forward]
Goodwill from acquisition	0
Pipeline and Storage
Goodwill [Roll Forward]
Goodwill, beginning balance	986,200
Goodwill, ending balance		986,200
Natural Gas Distribution and Utility Infrastructure Services segments
Goodwill [Roll Forward]
Goodwill, beginning balance	795,153	345,184
Foreign currency translation adjustment	(7,039)	468
Goodwill, ending balance	787,250	795,153
Natural Gas Distribution and Utility Infrastructure Services segments | Riggs Distler
Goodwill [Roll Forward]
Goodwill from acquisition		$ 449,501
Measurement period adjustments	(1,924)
Natural Gas Distribution and Utility Infrastructure Services segments | Graham County
Goodwill [Roll Forward]
Goodwill from acquisition	$ 1,060